OTHER LONG-TERM DEBT	12 Months Ended
Dec. 31, 2017
Loans Payable [Abstract]
OTHER LONG-TERM DEBT
NOTE 12        -      OTHER LONG-TERM DEBT

A.	Composition:

	As of December 31,
	2017	2016
In U.S. Dollars, see also E below	$40,000	$40,000
In JPY, see also D below	98,239	126,376
Total long-term loan from banks - principal amount	138,239	166,376
Deferred issuance costs	(1,077)	(1,344)
Total long-term loans from banks	137,162	165,032
Capital leases - see Note 15C	15,854	--
Current maturities	(52,661)	(31,869)
	$100,355	$133,163

B.	Composition by Repayment Schedule of Loans:

	Interest rate	2018	2019	2020	2021	2022 and on	Total
In U.S Dollars	Libor + 2.00%	$5,714	$11,429	$11,429	$11,428	$--	$40,000
In JPY	Tibor + 1.65%-2.00%	43,915	32,747	21,577	--	--	98,239
Total outstanding principal amounts of loans		$49,629	$44,176	$33,006	$11,428	$--	$138,239

For repayment schedule of capital lease agreements see Note 15C
C.	Wells Fargo Credit Line

In December 2013, Jazz entered into an agreement with Wells Fargo Capital Finance, part of Wells Fargo & Company (“Wells Fargo”), for a five-year secured asset-based revolving credit line in the total amount of up to $70,000, maturing in December 2018 (the “Jazz Credit Line Agreement”). The applicable interest on the loans under the Jazz Credit Line Agreement for the period following February 2016 is at a rate equal to, at lender’s option, either the lender’s prime rate plus a margin ranging from 0.25% to 0.75% or the LIBOR rate plus a margin ranging from 1.5% to 2.0% per annum.

The outstanding borrowing availability varies from time to time based on the levels of Jazz’s eligible accounts receivable, eligible equipment, eligible inventories and other terms and conditions described in the Jazz Credit Line Agreement. The obligations of Jazz under the Jazz Credit Line Agreement are secured by a security interest on all the assets of Jazz. The Jazz Credit Line Agreement contains customary covenants and other terms, including customary events of default. If any event of default will occur, Wells Fargo may declare all borrowings under the facility due immediately and foreclose on the collateral. Furthermore, an event of default under the Credit Line Agreement would result in an increase in the interest rate on any amounts outstanding. Jazz’s obligations pursuant to the Jazz Credit Line Agreement are not guaranteed by Tower or any of its affiliates.

As of December 31, 2017, borrowing availability under the Jazz Credit Line Agreement was approximately $58,000, of which approximately $1,000 was utilized through letters of credit.

As of December 31, 2016 and 2017 no loan amounts were outstanding.

As of December 31, 2017, Jazz was in compliance with all of the covenants under this agreement.

In February 2018, Jazz and Wells Fargo signed an amendment to the Jazz Credit Line Agreement for a five years extension to the Jazz Credit Line Agreement to mature in 2023, in the total amount of up to $70,000.  The applicable interest on the loans is at a rate equal to, at lender’s option, either the lender’s prime rate plus a margin ranging from 0.0% to 0.5% or the LIBOR rate plus a margin ranging from 1.25% to 1.75% per annum

D.	Loans to TPSCo from Japanese Financial Institutions

In June 2014, TPSCo entered into a long-term loan agreement with JA Mitsui Leasing, Ltd. and Bank of Tokyo (BOT) Lease Co., Ltd, under which it borrowed 8.8 billion Japanese Yen (outstanding principal amount was approximately $33,000 and $53,000 as of December 31, 2017 and 2016, respectively).
The loan carries an annual interest of the TIBOR (Tokyo Interbank Offered Rate) six months’ rate plus 1.65% per annum with the principal outstanding amount payable during 2018 and 2019 (the “Term Loan”). The Term Loan is secured by an assignment of TPSCo’s right to receive any amounts under its manufacturing and production related services agreements with Panasonic. The Term Loan contains certain covenants, as well as definitions of events of default and acceleration terms of the repayment schedule. TPSCo’s obligations pursuant to the loan are not guaranteed by Tower or any of its affiliates. As of December 31, 2017, TPSCo was in compliance with all of the covenants under this loan.

In December 2015, TPSCo and JA Mitsui Leasing, Ltd., Sumitomo Mitsui Trust Bank Limited and Showa Leasing Co., Ltd. (“JP Banks”) signed an asset-based loan agreement (the “ABL”), according to which TPSCo entered into a five year term loan agreement with the JP Banks under which TPSCo borrowed an amount of 8.5 billion Japanese Yen, outstanding principal amount was approximately $65,000 and $73,000 as of December 31, 2017 and 2016, respectively.

The ABL carries an interest equal to the six month TIBOR (Tokyo Interbank Offered Rate) plus 2.0% per annum with the outstanding principal amount payable between 2018 and 2020. The ABL is secured by a lien over the machinery and equipment of TPSCo located in Uozu and Tonami manufacturing facilities.

The ABL also contains certain financial ratios and covenants, as well as definitions of events of default and acceleration of the repayment schedule. TPSCo’s obligations pursuant to the ABL are not guaranteed by Tower or any of its affiliates. As of December 31, 2017, TPSCo was in compliance with all of the covenants under this ABL.

   E.         Bank Loan to TJT

In July 2016, TJT entered into an asset based long-term loan agreement with JA Mitsui Leasing Capital Corporation (“JA Mitsui”) in the total amount of $40,000. The loan carries annual interest of LIBOR+2.0% and is repayable between 2018 and 2021. The loan is secured mainly by a lien over TJT’s machinery and equipment and an assignment of TJT’s right to receive any amounts under its manufacturing agreement with Maxim.

This loan agreement contains customary terms, conditions and covenants, as well as customary events of default. TJT’s obligations pursuant to the loan agreement are not guaranteed by Tower or any of its affiliates. As of December 31, 2017, TJT was in compliance with all of the covenants under this loan agreement.

   F.         Capital Lease Agreements

  See Note 15C.